STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net loss	$ (2,859,831)	$ (8,133,145)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Impairment loss	959,317	6,348,580
Amortization	120,582	270,156
Share of (gain) loss from operating limited partnerships	934,010	348,157
Distributions received from operating limited partnerships	49,710	142,703
Changes in assets and liabilities
(Decrease) in accounts payable and accrued expenses	(500)	0
Increase in accounts payable affiliates	1,068,902	1,137,828
Net cash provided by operating activities	272,190	114,279
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	272,190	114,279
Cash and cash equivalents, beginning	969,029	854,750
Cash and cash equivalents, end	1,241,219	969,029
Series Forty Seven [Member]
Cash flows from operating activities
Net loss	(231,675)	(1,676,942)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Impairment loss	0	1,454,844
Amortization	0	47,840
Share of (gain) loss from operating limited partnerships	0	(240,558)
Distributions received from operating limited partnerships	0	58,919
Changes in assets and liabilities
(Decrease) in accounts payable and accrued expenses	(385)	0
Increase in accounts payable affiliates	353,881	388,344
Net cash provided by operating activities	121,821	32,447
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	121,821	32,447
Cash and cash equivalents, beginning	251,317	218,870
Cash and cash equivalents, end	373,138	251,317
Series Forty Eight [Member]
Cash flows from operating activities
Net loss	(100,620)	(1,598,809)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Impairment loss	0	1,384,540
Amortization	0	54,924
Share of (gain) loss from operating limited partnerships	0	(113,977)
Distributions received from operating limited partnerships	0	56,910
Changes in assets and liabilities
(Decrease) in accounts payable and accrued expenses	(115)	0
Increase in accounts payable affiliates	203,917	238,380
Net cash provided by operating activities	103,182	21,968
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	103,182	21,968
Cash and cash equivalents, beginning	244,197	222,229
Cash and cash equivalents, end	347,379	244,197
Series Forty Nine [Member]
Cash flows from operating activities
Net loss	(2,527,536)	(4,857,394)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Impairment loss	959,317	3,509,196
Amortization	120,582	167,392
Share of (gain) loss from operating limited partnerships	934,010	702,692
Distributions received from operating limited partnerships	49,710	26,874
Changes in assets and liabilities
(Decrease) in accounts payable and accrued expenses	0	0
Increase in accounts payable affiliates	511,104	511,104
Net cash provided by operating activities	47,187	59,864
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	47,187	59,864
Cash and cash equivalents, beginning	473,515	413,651
Cash and cash equivalents, end	$ 520,702	$ 473,515